Financial risk management - Summary of Maturity Analysis For Non-Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of liabilities - Borrowings	€ 213,128	€ 159,610
Carrying amount of liabilities - Lease liabilities	31,617	13,903
Carrying amount of liabilities - Trade and other payables	24,072	12,627
Carrying amount of liabilities - Total	268,817	186,140
Borrowings	464,440	474,597
Lease liabilities	38,208	16,313
Trade and other payables	24,072	12,627
Total	526,720	503,537
Not Later Than Six Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,975	1,877
Lease liabilities	3,630	1,101
Trade and other payables	24,072	12,627
Total	30,677	15,605
Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,176	2,633
Lease liabilities	3,560	1,091
Trade and other payables	0	0
Total	6,736	3,724
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	6,451	6,151
Lease liabilities	6,871	2,003
Trade and other payables	0	0
Total	13,322	8,154
Later than two years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	137,258	20,255
Lease liabilities	16,729	3,774
Trade and other payables	0	0
Total	153,987	24,029
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	314,580	443,681
Lease liabilities	7,418	8,344
Trade and other payables	0	0
Total	€ 321,998	€ 452,025